UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item #1. Reports to Stockholders.

INDEX	B. Riley Diversified Equity Fund

Semi-Annual Report to Shareholders

B. RILEY DIVERSIFIED EQUITY FUND

For the Period
February 10, 2014
(commencement of operations)
through
June 30, 2014
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2014 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	LONG POSITIONS
	COMMON STOCKS	99.50%

	ADVERTISING & MARKETING	0.75%
2,765	Conversant, Inc.*		$70,231

	AEROSPACE & DEFENSE PARTS	0.75%
5,528	CPI Aerostructures, Inc.*		70,040

	AUTO PARTS	0.76%
3,048	Remy International, Inc.		71,171

	BEVERAGES	0.76%
15,000	Primo Water Corp.*		71,550

	CABLE & SATELLITE	0.73%
5,267	TiVo Inc.*		67,997

	CHEMICALS	2.16%
3,254	Globe Specialty Metals Inc.		67,618
2,454	Tronox Ltd.		66,013
920	WD-40 Co.		69,202

			202,833

	COMMUNICATIONS EQUIPMENT	8.90%
3,777	Alliance Fiber Optic Products, Inc.		68,364
3,335	CalAmp Corp.*		72,236
6,708	ClearOne Inc.*		65,940
17,363	EMCORE Corp.*		71,536
3,400	Finisar Corp.*		67,150
50,036	GigOptix, Inc.*		68,549
5,724	JDS Uniphase Corp.*		71,378
1,536	NetScout Systems, Inc.*		68,106
4,030	Oplink Communications, Inc.*		68,389
9,171	PC-Tel, Inc.		74,193
2,901	Rovi Corp.*		69,508
1,212	ViaSat, Inc.*		70,248

			835,597

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMPUTER SERVICES	1.58%
4,442	Computer Task Group, Inc.		$73,115
5,885	Immersion Corp.*		74,857

			147,972

	COMPUTER SOFTWARE	12.46%
6,823	American Software, Inc. Class A		67,411
5,927	Callidus Software Inc.*		70,768
1,471	Cornerstone OnDemand, Inc.*		67,695
4,568	Datawatch Corp.*		68,337
3,400	E2open, Inc.*		70,278
8,396	Evolving Systems, Inc.		71,870
7,431	Guidance Software Inc.*		67,771
8,315	Jive Software Inc.*		70,761
11,640	Lionbridge Technologies, Inc.*		69,142
1,999	Manhattan Associates, Inc.*		68,826
2,381	Monotype Imaging Holdings Inc.		67,073
1,634	Oracle Corp.		66,226
1,799	PTC Inc.*		69,801
6,311	Saba Software, Inc.*		70,999
954	Tableau Software, Inc.*		68,049
3,350	TIBCO Software Inc.*		67,570
485	Ultimate Software Group, Inc.*		67,012

			1,169,589

	ELECTRONIC	1.43%
15,537	IEC Electronics Corp.*		67,586
2,348	Imax Corp.*		66,871

			134,457

	ENGINEERING SERVICES	0.72%
8,659	Kratos Defense & Security Solutions Inc.*		67,540

	ENTERTAINMENT	4.34%
2,770	AMC Entertainment Holdings		68,890
1,901	Carmike Cinemas, Inc.*		66,782
1,966	Cinemark Holdings, Inc.		69,518
2,365	Lions Gate Entertainment Corp.		67,592
3,889	National Cinemedia, Inc.		68,096
1,561	Six Flags Entertainment Corp.		66,421

			407,299

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	FINANCE	1.50%
7,592	General Finance Corp.*		$72,124
2,540	Kennedy-Wilson Holdings Inc.		68,123

			140,247

	HEALTHCARE	0.76%
2,109	Prestige Brands Holdings, Inc.*		71,474

	INFORMATION SERVICES	0.74%
442	CoStar Group Inc.*		69,911

	INTERNET BASE SERVICE	3.63%
1,107	Akamai Technologies, Inc.*		67,593
201	Amazon.com, Inc.*		65,281
5,669	Angie’s List Inc.*		67,688
29,425	The Street Inc.		70,914
7,635	Xcerra Corp.*		69,479

			340,955

	IT SERVICES	0.76%
28,819	Cinedigm Corp.*		71,759

	MANUFACTURING	5.11%
15,378	Arotech Corp.*		68,586
2,628	Ducommun Inc.*		68,670
3,247	Fabrinet*		66,888
2,367	Inter Parfums, Inc.		69,945
5,838	Inventure Foods, Inc.*		65,794
1,805	Methode Electronics Inc.		68,969
2,898	Motorcar Parts of America, Inc.*		70,566

			479,418

	MEDIA	7.36%
5,191	Autobytel Inc.*		68,054
6,512	Brightcove Inc.*		68,636
15,273	Demand Media, Inc.*		73,616
2,946	DreamWorks Animation SKG, Inc.*		68,524
116	Google Inc.*		67,822
4,777	Move, Inc.*		70,652
2,362	Pandora Media Inc.*		69,679
2,934	Points International Ltd.*		66,543
5,398	RealD Inc.*		68,878
1,947	Yahoo! Inc.*		68,398

			690,802

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	PROFESSIONAL SERVICES	2.26%
3,532	Franklin Covey Co.*		$71,099
2,700	GP Strategies Corp.*		69,876
11,149	PRGX Global, Inc.*		71,242

			212,217

	REAL ESTATE	0.76%
3,365	Reis, Inc.		70,934

	RECREATIONAL PRODUCTS	0.74%
532	Polaris Industries Inc.		69,288

	RETAIL	18.16%
6,220	American Eagle Outfitters, Inc.		69,788
4,533	Avon Products, Inc.		66,227
2,233	Best Buy Co., Inc.		69,245
2,440	Blue Nile, Inc.*		68,320
1,819	Broadcom Corp. Class A		67,521
44,087	Cache, Inc.*		70,980
4,445	Cherokee Inc.		67,520
1,410	Conn’s, Inc.*		69,640
797	Deckers Outdoor Corp.*		68,805
2,375	DSW Inc.		66,358
1,364	eBay Inc.*		68,282
1,657	GameStop Corp.		67,059
8,800	JAKKS Pacific, Inc.*		68,112
4,076	MarineMax, Inc.*		68,232
3,968	Nutrisystem, Inc.		67,892
12,091	Office Depot, Inc.*		68,798
28,788	Pacific Sunwear of California, Inc.*		68,515
2,676	Sally Beauty Holdings, Inc.*		67,114
1,481	Skechers U.S.A., Inc.*		67,682
2,049	Steven Madden, Ltd.*		70,281
2,279	The Finish Line, Inc.		67,777
792	Tupperware Brands Corp.		66,290
6,651	United Online, Inc.		69,170
2,415	West Marine, Inc.*		66,630
6,583	Zumiez Inc.*		67,542

			1,703,780

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	SEMICONDUCTOR	19.33%
117,870	Advanced Photonix, Inc.*		$71,901
1,247	Analog Devices, Inc.		67,425
36,158	Axcelis Technologies, Inc.*		72,316
6,862	Brooks Automation, Inc.		73,904
5,000	Cascade Microtech, Inc.*		68,300
6,509	Cohu, Inc.		69,646
8,500	FormFactor Inc.*		70,720
6,105	Exar Corp.*		68,987
4,643	Integrated Silicon Solutions, Inc.*		68,577
4,508	Intersil Corp.		67,395
950	KLA-Tencor Corp.		69,008
4,888	Kulicke & Soffa Industries, Inc.*		69,703
1,002	Lam Research Corp.		67,715
5,028	Marvell Technology Group Ltd.		72,051
32,231	Mattson Technology, Inc.*		70,586
16,964	Neophotonics Corp.*		70,570
3,789	Newport Corp.*		70,097
3,614	NVIDIA Corp.		67,004
7,497	ON Semiconductor Corp.*		68,523
28,298	Planar Systems, Inc.*		69,330
7,143	Rudolph Technologies, Inc.*		70,573
652	SanDisk Corp.		68,088
1,422	Silicon Laboratories Inc.*		70,034
3,654	Silicon Motion Technology Corp.		74,651
1,500	Skyworks Solutions, Inc.		70,440
1,387	Texas Instruments Inc.		66,285

			1,813,829

	TECHNOLOGY	2.29%
26,906	API Technologies Corp.*		73,722
21,825	Camtek, Ltd.*		69,622
40,536	WidePoint Corp.*		71,343

			214,687

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	TELECOMMUNICATIONS	0.76%
19,164	Earthlink Holdings Corp.		$71,290

	TOTAL COMMON STOCKS		9,336,867

	(Cost: $9,346,777)

	TOTAL INVESTMENTS:
	(Cost: $9,346,777)	99.50%	9,336,867
	Other assests, net of liabilities	0.50%	46,746

	NET ASSETS	100.00%	$9,383,613

*Non-income producing (security considered income producing if at least one dividend has been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).

See Notes to Financial Statements.

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $9,346,777) (Note 1)	$9,336,867
Cash	11,905
Receivable for investments sold	218,843
Dividends and interest receivable	4,528
Due from advisor	14,352
Prepaid expenses	22,304

TOTAL ASSETS	9,608,799

LIABILITIES
Payable for investments purchased	215,780
Accrued administration, accounting and transfer agent fees	3,609
Other accrued expenses	5,797

TOTAL LIABILITIES	225,186

NET ASSETS	$9,383,613

Net Assets Consist of:
Paid-in-capital applicable to 922,032 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$9,739,208
Accumulated net investment income (loss)	(10,219)
Accumulated net realized gain (loss) on investments	(335,466)
Net unrealized appreciation (depreciation) of investments	(9,910)

Net Assets	$9,383,613

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
($9,383,613/922,032 shares outstanding)	$10.18

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF OPERATIONS
February 10, 2014* through June 30, 2014 (unaudited)

INVESTMENT INCOME
Dividends	$28,279
Interest	15

Total investment income	28,294

EXPENSES
Investment management fees (Note 2)	38,513
Recordkeeping and administrative services (Note 2)	11,507
Accounting fees (Note 2)	9,589
Custody fees	1,442
Transfer agent fees (Note 2)	6,866
Professional fees	6,957
Filing and registration fees (Note 2)	4,321
Trustee fees	1,386
Compliance fees	2,931
Shareholder servicing and reports (Note 2)	3,761
Other	4,027

Total expenses	91,300
Fee waivers and reimbursed expenses (Note 2)	(52,787)

Net expenses	38,513

Net investment income (loss)	(10,219)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(335,466)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(9,910)

Net realized and unrealized gain (loss) on investments	(345,376)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(355,595)

*Commencement of operations

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

February 10, 2014* through June 30, 2014 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(10,219)
Net realized gain (loss) on investments	(335,466)
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(9,910)

Increase (decrease) in net assets from operations	(355,595)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	10,535,166
Shares redeemed
Institutional Class	(795,958)

Increase (decrease) in net assets from capital stock transactions	9,739,208

NET ASSETS
Increase (decrease) during period	9,383,613
Beginning of period	–

End of period (including undistributed net investment income
(loss) of $(10,219) )	$9,383,613

*Commencement of operations

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	February 10, 2014* through June 30, 2014 (unaudited)

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.01)
Net realized and unrealized gain (loss)
on investments	0.19

Total from investment activities	0.18

Net asset value, end of period	$10.18

Total Return	1.80%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.96%	***
Expenses, net of fee waivers and reimbursements	1.25%	***
Net investment income (loss)	(0.33%)	***
Portfolio turnover rate	63.29%	**
Net assets, end of period (000’s)	$9,384

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The B. Riley Diversified Equity Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 10, 2014 as a series of WFT.

The Fund seeks to achieve capital appreciation by investing primarily in the common stocks of U.S. companies within a range of the market capitalizations of the issuers selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated common stocks in its coverage universe. The list of these “Buy” rated securities is referred to as the B. Riley Diversified Equity Composite (the “Composite”). The Research Group is a division of B. Riley & Co., LLC. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, LLC, an affiliate of B. Riley & Co., LLC. The Fund will generally invest in securities on an equal weight basis, typically ranging in market capitalization from $20 million to $500 billion of issuers listed on the Composite.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stock	$9,336,867	$–	$–	$9,336,867

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the period ended June 30, 2014.

There were no transfers between levels during the period ended June 30, 2014. It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period February 10, 2014* through June 30, 2014, there were no such reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

As of June 30, 2014, the fund offered two classes of shares, Institutional Class and Investor Class. As of June 30, 2014, there were no Investor Class shares outstanding. Effective August 1, 2014, the Fund offered three classes of shares – Institutional Class, Investor Class and Class A shares.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, B. Riley Asset Management, LLC (the “Advisor” or “B. Riley”) provides investment advisory services for an annual fee of 1.25% of average daily net assets. For the period February 10, 2014* through June 30, 2014, the Advisor earned and waived $38,513 in advisory fees and reimbursed the Fund $14,274.

In the interest of limiting the operating expenses of the Fund, B. Riley has contractually agreed to waive or limit its fees and to assume other operating expenses until May 1, 2016 so that the ratio of total annual operating expenses is limited to 1.25% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of June 30, 2014 was $52,787 which expires December 31, 2017.

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, B. Riley & Co., LLC, on an agency basis; while principal trades on behalf of the Fund are executed solely through independent brokerdealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable process and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such B. Riley & Co., LLC) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, B. Riley & Co., LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, B. Riley & Co., LLC may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connections with such transactions will be executed on a fully disclosed basis through its clearing firm. For the period ended June 30, 2014, B. Riley & Co., LLC received brokerage commissions of $20,237 and the total value of transactions generating brokerage commissions was $19,687,924.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period February 10, 2014* through June 30, 2014, FDCC received no commissions from the sale of Fund shares.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and bluesky filing services. CSS earned $11,507 for its services for the period February 10, 2014* through June 30, 2014.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $6,866 for its services for the period February 10, 2014* through June 30, 2014.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $9,589 for its accounting services for the period February 10, 2014* through June 30, 2014.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., but receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period February 10, 2014* through June 30, 2014 aggregated $14,819,286 and $5,137,043, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the period ended June 30, 2014.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Period
February 10, 2014*
Through
June 30, 2014
(unaudited)
Accumulated net investment income (loss)	$(10,219)
Accumulated net realized gain (loss)	(335,466)
Unrealized appreciation (depreciation)	(9,910)

$(355,595)

Cost of securities for Federal Income tax purposes is $9,346,777 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$551,175
Gross unrealized depreciation	(561,085)

Net unrealized appreciation (depreciation)	$(9,910)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Institutional Class Shares
	Period February 10, 2014*
	through
	June 30, 2014
	(unaudited)
	Shares	Value
Shares purchased	1,002,982	$10,535,166
Shares reinvested	–	–
Shares redeemed	(80,950)	(795,958)

Net increase (decrease)	922,032	$9,739,208

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

NOTE 6 – SUBSEQUENT EVENTS

Subsequent to the period ended June 30, 2014, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of an investment advisory agreement (the “Agreement”) with respect to the Fund between B. Riley Asset Management, LLC and the Trust. The Agreement was approved by the shareholders of the Fund on July 15, 2014.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

*Commencement of operations

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on January 20, 2014, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and B. Riley Asset Management, LLC (the “Adviser”) in regard to the B. Riley Diversified Equity Fund (the “Fund”). Counsel reminded the Board that it first considered the Agreement at its November 26, 2013 meeting and then determined to postpone determinations regarding the Agreement until this meeting until further information could be provided to the Board in regards to the Adviser’s use of soft dollars, its affiliated broker/dealer and its compliance policies and procedures were not yet finalized. The Board reflected on its discussions regarding the Agreement and the manner in which the Fund was to be managed, as well as discussions with representatives of the Adviser at its November 26, 2013 meeting.

Counsel referred the Board to the Board Materials, which included, among other things, a memorandum dated November 13, 2013 from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial information, a fee comparison analysis for the Fund and comparable mutual funds and the Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Agreement.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance program), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Adviser

The Board noted that the Fund had not commenced operations and no investment performance information was available. The Trustees considered that the Adviser to the Fund is a newly formed entity and has not managed a mutual fund. The Trustees, however, considered the performance information of the B. Riley Diversified Equity Composite derived from the Adviser’s affiliated research group’s “Buy” rated securities list for periods since January 1, 2006, as well as the performance of funds managed by other investment advisers in the peer group which the Fund would likely be categorized.

The costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Fund by the Adviser and its principals, including the letter of support from the Adviser’s affiliate; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered the financial information of the Adviser. The Trustees considered the fees and expenses of the Fund and those of funds expected to be in the same category as the Fund. It was noted that the management fee for the Fund was on the high end, but that the value of the research to be provided by

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

the Adviser’s affiliate and the advisory services provided by the Adviser may provide good value to the Fund’s shareholders. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Trustees noted that the management fee would stay the same as asset levels increased. It was also noted that there was no expense limitation agreement proposed for the Fund at the time of this Meeting although the Adviser was considering such an arrangement. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable. Subsequent to this Meeting and prior to the effectiveness of the Fund, the Adviser determined to put in place an expense limitation arrangement - the Trustees requested that this fact be reflected in this Meeting’s minutes and that this would benefit shareholders until the Fund’s expenses fell below the cap set by the arrangement.

Possible conflicts of interest and benefits derived by the Adviser and Benefits to the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for soft dollar payments with broker/dealers; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. The Trustees noted that the Adviser has an affiliated broker/dealer and its intent is to execute trades through the broker/dealer and procedures in place regarding use of such broker/dealer. The Trustees also noted that the Adviser may generate soft dollars through trading with its affiliated broker/dealer and requested that the Trust’s chief compliance officer monitor this situation closely. The Trustees also considered the procedures in place with the Adviser regarding conflicts among its affiliates, including its affiliated broker/dealer with respect to, among other things the receipt of research. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair,

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

Subsequent to the Fund’s commencement of operations, a meeting of the Board of Trustees was held to approve a new investment advisory agreement with the Fund’s investment adviser, B. Riley Asset Management, LLC (“Adviser” or “BRAM”) due to a change in control. The Board of Trustees voted to approve the investment advisory agreement between the Trust and BRAM on behalf of the Fund.

BOARD CONSIDERATIONS IN APPROVING THE NEW AGREEMENT

At an in-person meeting held on May 16, 2014 the Board considered the approval of the New Agreement between the Trust and BRAM on behalf of the Fund. BRAM provided written information to the Board to assist the Board in its considerations.

The Board reflected on its discussions regarding the Prior Agreement and the manner in which the Fund was to be managed at each of its November 26, 2013 and January 20, 2014 meetings as well as discussions with representatives of BRAM at its November 26, 2013 meeting.

The Board considered a letter from Counsel to BRAM and BRAM’s responses to that letter, a copy of BRAM’s financial information, a fee comparison analysis for the Fund and comparable mutual funds and the New Agreement. Counsel reviewed with the Board a memorandum from Counsel and the proposed New Agreement. Counsel outlined various factors the Board should consider in deciding whether to approve the New Agreement. The Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by BRAM.

In this regard, the Board considered the responsibilities BRAM would have under the New Agreement. The Board reviewed the services to be provided by BRAM to the Fund including, without limitation: BRAM’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board considered: BRAM’s staffing, personnel, and methods of operating; the education and experience of BRAM’s personnel; and BRAM’s compliance program, policies, and procedures. The Trustees considered representations from BRAM that following the Transaction, the services to be provided by BRAM to the Fund would not change.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

After reviewing the foregoing and further information from BRAM, the Board concluded that the quality, extent, and nature of the services to be provided by BRAM were satisfactory and adequate for the Fund.

Investment Performance of the Fund and BRAM.

The Board noted that the Fund only recently commenced operations and that only investment performance from February 10, 2014 to April 30, 2014 was available. For this period, the Fund slightly underperformed its benchmark. The Trustees noted that performance at the start-up phase of the Fund may not be the best representation of how the Fund will ultimately perform. The Trustees considered that BRAM is a newly formed entity and had not previously managed a mutual fund. The Trustees, however, considered the performance information of the B. Riley Diversified Equity Composite derived from BRAM’s affiliated research group’s “Buy” rated securities list for periods since January 1, 2006 as well as the performance of funds managed by other investment advisers in the peer group which the Fund would likely be categorized.

The costs of the services to be provided and the profits to be realized by BRAM from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by BRAM and its affiliates from the relationship with the Fund, the Trustees considered BRAM’s staffing, personnel, and methods of operating; the financial condition of BRAM and the level of commitment to the Fund by BRAM and its principals, including a letter of support from BRAM’s affiliate; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial information of BRAM. The Trustees considered the fees and expenses of the Fund and those of funds expected to be in the same category as the Fund. The Trustees expressed the view that the management fee for the Fund appeared to be on the high end of the range of its peer group, although the Trustees expressed their view that the value of the research to be provided by BRAM’s affiliate and the advisory services provided by BRAM would likely provide significant value to the Fund and its shareholders. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to BRAM by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with BRAM. The Trustees noted that the management fee would stay the same as asset levels increased. It was noted that BRAM had entered into and, following the Transaction, agreed to continue an expense limitation agreement with the Fund

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

that would limit total annual operating expense of the Fund, with certain exceptions, to 1.25% through April 30, 2015. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than BRAM. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by BRAM.

In considering BRAM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for soft dollar payments with broker/dealers; the basis of decisions to buy or sell securities for the Fund and/or BRAM’s other accounts; and the substance and administration of BRAM’s code of ethics. The Trustees noted that BRAM has an affiliated broker/dealer and its intent is to execute trades through the broker/dealer and procedures in place regarding use of such broker/dealer. The Trustees also noted that BRAM may generate soft dollars through trading with its affiliated broker/dealer. The Trustees also considered the procedures in place with BRAM regarding conflicts among its affiliates, including its affiliated broker/dealer. Based on the foregoing, the Board determined that BRAM’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

The Board then reflected on information reviewed at its prior meetings held on November 26, 2013 and January 20, 2014 and its discussions with representatives from BRAM at the November 26, 2013 meeting and this meeting, as well as information presented at this meeting. Next, the Independent Trustees met in executive session to discuss the approval of the New Agreement. The officers of the Trust were excused during this discussion. Based on its evaluation of the information and the conclusions with respect thereto at each of the November 26, 2013, January 20, 2014 meetings, as well as information received at the meeting, the Board unanimously concluded that: (a) the terms of the New Agreement were fair and reasonable; (b) the approval of the New Agreement would be in the best interests of the shareholders and the Fund; and (c) it would recommend the approval of the New Agreement to shareholders. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board approved the New Agreement between BRAM and the Trust with respect to the Fund.

B. RILEY DIVERSIFIED EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 10, 2014, inception date, and held for the period ended June 30, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class Shares	Beginning Account Value February 10, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period* February 10, 2014 (inception date) through June 30, 2014
Actual	$1,000	$1,018.00	$4.84
Hypothetical (5% return before expenses)	$1,000	$1,018.75	$4.84

*   Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Institutional Class, multiplied by the average account value for the period, multiplied by 140 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

B. Riley Asset Management, LLC
11100 Santa Monica Blvd., Suite 800
Los Angeles, California 90025

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to
Perkins Discovery Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of
The World Funds Trust investment plans, and other shareholder services, call
Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)* :	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* :	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 5, 2014

By (Signature and Title)* :	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: September 5, 2014

* Print the name and title of each signing officer under his or her signature.